Stock Award Plans and Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stock Award Plans and Stock-Based Compensation [Abstract]
Schedule of Fair Value of Each Employee Option Grant is Estimated on the date of the Grant Using the Black-Scholes Option-Pricing Model	The fair value of each employee option grant is estimated on the date of the grant using the Black-Scholes option-pricing model. Key weighted-average assumptions used to apply this pricing model during the years ended December 31, 2022 and 2021 were as follows:
For the Years Ended December 31,
	2022	2021
Risk-free interest rate	1.50% – 1.76%	0.59% – 1.26%
Expected life of option grants	5 years	5 years
Expected volatility of underlying stock	37.24% – 37.45%	37.21% – 38.15%
Dividends assumption	$—	$—

Schedule of Stock Options Granted	See below for a summary of the stock options granted under the 2011 and 2018 plans:
	2011 Plan	2018 Plan	Non Plan	Total
Beginning balance as of January 1, 2023	57	351,529	1	351,587
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	—	(1,826)	—	(1,826)
Forfeited	—	(8,727)	—	(8,727)
Ending balance as of March 31, 2023	57	340,976	1	341,034
See below for a summary of the stock options granted under the 2011 and 2018 plans:
	2011 Plan	2018 Plan	Non Plan	Total	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2021	96	72,666	1	72,763	$1,782.00	$—
Granted	—	190,476	—	190,476	71.25	—
Exercised	—	(277)	—	(277)	82.50	—
Expired	(23)	(3,051)	—	(3,074)	6,980.25	—
Forfeitures	—	(7,882)	—	(7,882)	101.25	—
Outstanding at December 31, 2021	73	251,932	1	252,006	$28,358.30	$—
Granted	—	132,669	—	132,669	39.74	—
Exercised	—	—	—	—	—	—
Expired	(16)	(14,451)	—	(14,467)	80,713.98	—
Forfeitures	—	(18,621)	—	(18,621)	74.97	—
Outstanding at December 31, 2022	57	351,529	1	351,587	$17,016.13	$—
Exercisable at December 31, 2022	57	234,776	1	234,834	$25,446.10	$—

Schedule of Restricted Stock-Based Award Activity Granted	The following table summarizes restricted stock based award activity granted:
Restricted Stock Grants
Beginning balance as of January 1, 2023	42,968
Granted	—
Exercised	—
Expired	—
Forfeited	—
Ending balance as of March 31, 2023	42,968
The following table summarizes restricted stock-based award activity granted:
	Number of Shares	Weighted Average Grant Date Fair Value
Balance, January 1, 2021	—	$—
Granted	74,598	$134.25
Forfeited	(18,827)	$132.00
Balance, December 31, 2021	55,770	$135.00
Granted	—	$—
Forfeited	(12,802)	$137.25
Balance, December 31, 2022	42,968	$134.26